SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Oct. 30, 2016	Mar. 03, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	[1]	$ 1,240	$ 687
Unrecognized balance of compensation expenses		$ 2,781
Weighted average period over which total unrecognized cost related to non-vested share based compensation expected to be recognized		1 year 1 month 6 days
Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of outstanding shares reserved				2,450,000	1,250,000
Ordinary Shares available for future grants		1,094,420
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair values of options granted		$ 18.44	$ 12.55
Compensation cost		$ 778	$ 214
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum		1.60%
Risk-free interest rate, maximum		1.90%
Expected volatility, minimum		49.30%
Expected volatility, maximum		55.90%
Weighted average fair values of options granted		$ 7.96	$ 5.28
Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		3 years 5 months 12 days
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		4 years 9 months 3 days

[1]	Including $778 and $214 of compensation cost related to RSUs for the six month periods ended June 30, 2017 and 2016, respectively.